Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Business [Abstract]
Schedule of all inter-company balances and transactions
Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Ecological Engineering Technology Co., Ltd. (“Beijing REIT Ecological”)	Beijing, China	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”)**	Haikou, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)**	Nanjing, China	-%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)*	Yancheng, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd. (“REIT Xiong’an”)**	Xiong’an, China	-%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd (“REIT Mingde”)	Haikou, China	100%
Yangpu Fangyuyuan United Logistics Co., Ltd. (“Fangyuyuan”)	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%
Ruishi Tongda Ecological Management Co., Ltd.**	Gansu,China	70%
Honghe Ruitu Ecological Technology Co., Ltd.	Yunnan,China	100%
Hainan Coconut Network Freight Co., Ltd.	Haikou, China	100%

*	Previously known as “REIT Yangcheng”
**	Dingxuan was dissolved on August 30, 2022; REIT Xiong’an was dissolved on September 9, 2022. REIT Construction was dissolved subsequently on February 9, 2023. Ruishi Tongda Ecological Management Co., Ltd. was dissolved on March 7, 2023.